Long-Term Debt and Other Financial Liabilities, Omnibus Supplemental Agreements (Details) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2021 $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) Payment $ / shares shares	Dec. 31, 2019	Dec. 31, 2020 USD ($) Payment $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 19, 2021 $ / shares	Dec. 30, 2020 $ / shares	Aug. 20, 2020 shares	May 07, 2020 $ / shares	May 04, 2020 $ / shares	Apr. 22, 2020 $ / shares	Apr. 14, 2020 $ / shares	Apr. 02, 2020 $ / shares	May 13, 2019 $ / shares shares	Mar. 31, 2019 USD ($)
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount					$ 52,514	$ 17,598	$ 68,468
Share price (in dollars per share) | $ / shares											$ 1.92	$ 1.92	$ 1.92	$ 2.16
Warrant exercise price (in dollars per share) | $ / shares															$ 2.72
Restructuring expenses related to debt					1,015	$ 0	$ 0
Restructuring expenses related to issuance of units					$ 166
Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount		$ 12,000
Share price (in dollars per share) | $ / shares								$ 1.70
Pre-Funded Warrant [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares																1
Warrant exercise price (in dollars per share) | $ / shares																$ 0.01
Pre-Funded Warrant [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Warrant [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Common Stock [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares										1						1
Number of securities called by each warrant (in shares) | shares			1		1
Common Stock [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Number of securities called by each warrant (in shares) | shares	1
Second Jelco Loan [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount		$ 100
Jelco [Member]
Omnibus Supplemental Agreements [Abstract]
Accrued and unpaid interest			$ 2,425		$ 2,425
Share price (in dollars per share) | $ / shares			$ 0.70		$ 0.70											$ 3.40
Warrant exercise price (in dollars per share) | $ / shares			$ 0.70		$ 0.70
Number of additional units that can be purchased (in shares) | shares			4,285,714		4,285,714
Number of mandatory repayments | Payment			2		2
Mandatory repayment			$ 8,000		$ 8,000
Corporate liquidity			$ 25,000		25,000
Percentage of net proceeds from future equity offerings and warrant exercises used to prepay loans			25.00%
Maximum repayments in any twelve-month period ending on December 31			$ 12,000		$ 12,000
Term for achieving maximum repayments			12 months		12 months
Jelco [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of units issued (in shares) | shares	7,986,913
Share price (in dollars per share) | $ / shares	$ 0.70
Number of securities called by each warrant (in shares) | shares	1
Warrant exercise price (in dollars per share) | $ / shares	$ 0.70
Jelco [Member] | Minimum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues			$ 18,000		$ 18,000
Jelco [Member] | Maximum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues			$ 21,000		21,000
Jelco [Member] | Pre-Funded Warrant [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Jelco [Member] | Warrant [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Jelco [Member] | Common Stock [Member] | Subsequent Event [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares	1
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate			5.50%
Accrued and unpaid interest			$ 4,350		$ 4,350												$ 2,115
Amendment fee			$ 1,241
Jelco [Member] | Jelco Notes [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate					5.50%
Conversion price (in dollars per share) | $ / shares			$ 1.20		$ 1.20				$ 216
Jelco [Member] | Second Jelco Loan [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate				0.00%
Prepayment of principal amount			$ 6,500
Accrued and unpaid interest			$ 841		$ 841												$ 354